Note 8 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
	December 31
	2016	2015 As Adjusted (note 2)

Prepaid expenses	$420	$545
Other receivable	368	158
Payment in advance	202	230
Interest receivable	48	94
Other	68	73

	$1,106	$1,100